TO OUR SHAREHOLDERS:

         There are times in life when one gets to participate in something extraordinary. The bull run by the American stock market that began in 1990 has seen the S&P 500 stock index rise from below 300 to over 1100 as I write this. Over the twelve months ended March 31, 1998, this index has returned an astonishing 48% (including dividends). The last bear market we have experienced was in the summer and fall of 1990 when the S&P 500 index fell 20%. The last stock market correction occurred in early 1994 when the S&P 500 index fell 9%. With these exceptions (also including a correction in 1984 and the crash of 1987), the stock market (as represented by the S&P 500) has consistently moved upwards from its low of 104 in August 1982 to its present value of over 1100.

         While it appears unlikely that nearly sixteen years of good market returns would be unparalleled, this is not true. The stock market from 1949 to the end of 1968 was very similar as the S&P 500 index moved up from 13.55 to
109.37. The rise was not uninterrupted, as there were some bear markets along the way (1958, 1962 and 1966). Rising interest rates preceded each of these bear markets. The long-term secular bull market continued until 1968 when interest rates rose, inflation started to move up strongly and tax rates were raised.

         It is our position that this parallel does provide a perspective on today's market that suggests that if interest rates do not move up strongly and if inflation remains low then the stock market should still be attractive. If, however, the key factors of interest rates, inflation and taxes move up, then perhaps it would be appropriate to take profits and look for ways of reducing exposure to potential market volatility. We do not currently see these red flags, although interest rates appear to have stopped moving down.

         Lipper Analytical Services, Inc. has determined that the Fund's net asset value (NAV) rose 9.84%, 32.15%, 107.12% and 253.35% for the three-months, twelve-months, five-years and ten-years ended March 31, 1998*. We have determined that the value of the Fund's shares rose 16.71%, 47.00%, 131.06% and 326.15% for those same three-month, twelve-month, five-year and ten-year periods (assuming all dividends reinvested at actual reinvestment price). The average closed-end convertible fund's NAV rose 7.51%, 24.66%, 89.72% and 250.16%* and the average open-end convertible fund's NAV rose 7.47%, 25.58%, 83.08% and 221.41% for those same periods.**

         Morningstar+ continues to give the Ellsworth Convertible Growth and Income Fund, Inc. a four star (above average) rating. Shareholders who wish a copy of this report can contact us and we will send you one.

         At its April meeting, the Board of Directors declared a dividend of ten cents per share payable from net investment income. The dividend is payable May 28, 1998 to shareholders of record May 14, 1998.

/s/ Thomas H. Dinsmore

Chairman

May 13, 1998

---------------
* From Lipper Analytical Services, Inc., Lipper Closed-End Fund Performance Analysis Service dated March 31, 1998 with dividends reinvested, for the nine closed-end convertible funds followed by Lipper Analytical (eight for 5 years and seven for 10 years).

** As quoted in Barrons, this consists of the fifty-seven open-end convertible funds followed by Lipper Analytical Services, Inc. with dividends reinvested.

+ Morningstar is an analysis and statistical reporting service that reports on and rates most mutual funds.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.

INVESTMENTS

                                 MARCH 31, 1998

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT            VALUE
                                                                                                 OR SHARES         (NOTE A)
                                                                                                 ----------       ----------
ADVERTISING -- 2.1%
Interpublic Group Cos., Inc. 1.80% 2004 cv. sub. deb.* (Aa) ..............................       $1,000,000       $  923,750
Omnicom Group, Inc. 2-1/4% 2013 cv. sub. deb.* (A-) ......................................        1,000,000        1,128,750
                                                                                                                  ----------
                                                                                                                   2,052,500
                                                                                                                  ----------
AEROSPACE -- 4.6%
Morgan Stanley Dean Witter Discover & Co. 0% 2000 medium-term exch. notes (A1)
(exch. for Boeing Company common stock) ..................................................        2,000,000        2,340,000
Orbital Sciences Corp. 5% 2002 cv. sub. notes* (NR) ......................................          350,000          609,000
Simula, Inc. 8% 2004 sr. cv. sub. notes (NR) .............................................          750,000          828,750
SPACEHAB, Inc. 8% 2007 cv. sub. notes* (NR) ..............................................          700,000          749,000
                                                                                                                  ----------
                                                                                                                   4,526,750
                                                                                                                  ----------
BANKING -- 10.0%
National Australia Bank Ltd. 7-7/8% exch. capital units (A1)
(exch. for ADR's representing National Australia Bank Ltd. common stock) .................       40,000 shs        1,160,000
National City Corp. common stock .........................................................       13,400 shs          979,038
WBK Trust 10% STRYPES* # (NR)
(exch. for Westpac Banking Corp. common stock) ...........................................       65,000 shs        2,214,063
BankAtlantic Bancorp 5-5/8% 2007 cv. sub. deb. (NR) ......................................        1,680,000        2,022,300
BankAtlantic Bancorp 6-3/4% 2006 cv. sub. deb. (NR) ......................................           50,000          104,750
First State Bancorp 7-1/2% 2017 cv. sub. deb. (NR) .......................................          500,000          762,500
Jefferson-Pilot Corp. 7-1/4% 2000 ACES # (A1)
(exch. for NationsBank Corp. common stock) ...............................................           20,600        2,587,875
                                                                                                                  ----------
                                                                                                                   9,830,526
                                                                                                                  ----------
BUILDING & REAL ESTATE -- 1.7%
Avatar Holdings, Inc. 7% 2005 cv. sub. notes (NR) ........................................          750,000          810,000
The Rouse Company 5-3/4% 2002 euro. cv. sub. deb. (Baa2) .................................          750,000          816,750
                                                                                                                  ----------
                                                                                                                   1,626,750
                                                                                                                  ----------
CAPITAL GOODS -- 4.5%
CS First Boston, Inc. 3-1/2% 2001 sr. medium-term exch. notes* (Aa)
(exch. for General Electric Corp. common stock) ..........................................        1,000,000        1,708,750
Ingersoll-Rand Co. 6-3/4% FELINE PRIDES # (A3) ...........................................       39,500 shs          994,906
Robbins & Myers, Inc. 6-1/2% 2003 cv. sub. notes (NR) ....................................          960,000        1,401,600
U.S. Filter Corp. 4-1/2% 1999 cv. sub. notes (B1) ........................................          325,000          359,734
                                                                                                                  ----------
                                                                                                                   4,464,990
                                                                                                                  ----------
COMMUNICATIONS -- 9.0%
WorldCom, Inc. GA depositary shares (representing 8% cum. cv. A pfd.) (B1) ...............        10,000shs        1,492,500
Bell Atlantic Financial 5-3/4% 2003 cv. sub. deb.*
(exch. for conv. into cash equiv. of Telephone New Zealand common stock) (A+) ............        2,000,000        2,132,500
NatWest Markets 0% 2003 exch. trust securities*
(exch. for Lucent Technologies, Inc. common stock) (AA2) .................................        2,000,000        3,250,000
Premiere Technologies, Inc. 5-3/4% 2004 cv. sub. notes* (NR) .............................          500,000          616,250
Telefonica De Espana 2% 2002 gtd. exch. deb.* (NR) .......................................        1,000,000        1,412,500
                                                                                                                  ----------
                                                                                                                   8,903,750
                                                                                                                  ----------
CONSUMER GOODS -- 1.0%
Newell Financial Trust I 5-1/4% trust cv. pfd.* (A-)
(conv. into Newell Co. common stock) .....................................................       17,500 shs          989,844
                                                                                                                  ----------
DATA-PROCESSING SERVICES -- 3.4%
Affiliated Computer Services, Inc 4% 2005 cv. sub. notes*(Ba2) ...........................          500,000          500,000
American Express Credit Corp. 1-1/8% 2003 cash exch. notes (A+) ..........................        1,100,000        1,045,000
Data Processing Resources Corp. 5-1/4% 2005 cv. sub. notes* (NR) .........................          250,000          271,875
National Data Corp. 5% 2003 cv. sub. notes (NR) ..........................................        1,500,000        1,558,125
                                                                                                                  ----------
                                                                                                                   3,375,000
                                                                                                                  ----------
ENERGY -- 9.1%
AES Trust I $2.6875 term cv. securities, series A (exch. for AES Corp. common stock) (Ba1)       32,000 shs        2,556,000
MCN Energy Group, Inc. 8% FELINE PRIDES # (Ba2) ..........................................       10,000 shs          575,000
Unocal Capital Trust 6-1/4% trust cv. pfd. (Ba1) .........................................       12,500 shs          692,188
Diamond Offshore Drilling, Inc. 3-3/4% 2007 cv. sub. notes (Baa2) ........................          750,000          942,656
Halter Marine Group, Inc. 4-1/2% 2004 cv. sub. notes* (B2) ...............................          375,000          316,406
Halter Marine Group, Inc. 4-1/2% 2004 cv. sub. notes (B2) ................................          250,000          210,938
Parker Drilling Co. 5-1/2% 2004 cv. sub. notes (B3) ......................................        1,200,000        1,200,000
Pennzoil Company 4-3/4% 2003 exch. sr. deb
(exch. for Chevron Corp. common stock) (Baa2) ............................................        1,800,000        2,489,625
                                                                                                                  ----------
                                                                                                                   8,982,813
                                                                                                                  ----------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                                                                                              OR SHARES          (NOTE A)
                                                                                             -----------       -----------
ENTERTAINMENT--11.0%
Chancellor Media Corp. 6% cv. exch. pfd.* (B) ...........................................          5,000shs    $   477,188
Chancellor Media Corp. 7% cv. pfd. (Caa) ................................................         10,000shs      1,308,125
Hollinger International, Inc. depositary shares (representing 9-3/4% cv. B pfd.) (B2) ...         40,000shs        572,500
Houston Industries, Inc. 7% 2000 ACES pfd. # (Baa1)
  (exch. for Time Warner, Inc. common stock) ............................................         20,000shs      1,296,250
News Corporation Exchange Trust 5% cv. trust originated pfd.* (Ba2)
  (exch. for British Sky Broadcasting Group plc American Depositary Shares) .............         10,000shs        885,625
SFX Broadcasting, Inc. 6-1/2% cum. cv. exch. D pfd.* (Caa) ..............................          4,000shs        427,000
Triathlon Broadcasting Co. depositary shares (representing 9% mandatory cv. pfd.) (NR) ..         50,000shs        550,000
Clear Channel Communications, Inc. 2-5/8% 2003 sr. cv. notes ............................    $ 1,500,000         1,500,000
Credit Suisse 3% 2001 equity linked certificates # (Aa)
  (exch. for the cash equivalent of Walt Disney Co. common stock) .......................      1,000,000         1,383,750
Imax Corp. 5-3/4% 2003 cv. sub. notes* (B3) .............................................      1,000,000         1,435,625
International CableTel, Inc. 7% 2008 cv. sub. notes* (Caa)
  (conv. into NTL, Inc. common stock) ...................................................        400,000           512,000
International CableTel, Inc. 7% 2008 cv. sub. notes Reg (Caa)
  (conv. into NTL, Inc. common stock) ...................................................        350,000           448,000
                                                                                                               -----------
                                                                                                                10,796,063
                                                                                                               -----------
FINANCIAL & INSURANCE--8.0%
American General Delaware, L.L.C. 6% cv. A monthly income preferred securities (A1) .....         20,000shs      1,620,000
Frontier Financing Trust 6-1/4% cv. trust originated pfd.* (Baa3)
  (conv. into Frontier Insurance Group, Inc. common stock) ..............................         25,000shs      1,637,500
Life Re Capital Trust II 6% adj. cv. rate equity security units (NR)
  (conv. into Life Re Corp. common stock) ...............................................          5,000shs        360,000
American International Group 2-1/4% 2004 cv. notes* (AAA) ...............................        500,000           555,000
First Central Financial Corp. 9% 2000 cv. sub. deb.++ (NR) ..............................        774,000                --
Penn Treaty American Corp. 6-1/4% 2003 cv. sub. notes* (BB+) ............................      1,375,000         1,641,406
US West, Inc. 75/8% 1998 DECS # (A2)
  (exch. for Enhance Financial Services Group, Inc. common stock) .......................         35,000         2,073,750
                                                                                                               -----------
                                                                                                                 7,887,656
                                                                                                               -----------
FOODS--3.1%
Apple South Financing I 7% cv. A pfd. (conv. into Apple South, Inc. common stock)* (NR) .         15,000shs        879,375
Suiza Capital Trust II 5-1/2% cv. pfd (conv. Into Suiza Foods Corp. common stock)* (B2) .          5,000shs        251,875
Ralston Purina Co. 7% 2000 SAILS # (A1)
  (exch. for Interstate Bakeries Corp. common stock) ....................................         30,000         1,893,750
                                                                                                               -----------
                                                                                                                 3,025,000
                                                                                                               -----------
HEALTH CARE & DRUGS--9.2%
American Retirement Corp. 5-3/4% 2002 cv. sub. deb. (NR) ................................        500,000           550,000
Assisted Living Concepts, Inc. 6% 2002 cv. sub. deb. (NR) ...............................        500,000           571,875
Atria Communities, Inc. 5% 2002 cv. sub. notes* (NR) ....................................        750,000           802,500
HealthSouth Corp. 3-1/4% 2003 cv. sub. notes* (Ba2) .....................................      1,000,000           997,500
Morgan Stanley Dean Witter Discover & Co. 0% 2001 medium-term exchangeable notes (A1)
  (exch. for ADR's representing SmithKline Beecham plc common stock) ....................      1,000,000         1,672,500
Republic National Bank of NY 1-7/8% 2002 sr. exch. notes (Aa1)
  (exch. for the cash equivalent of Merck & Co., Inc. common stock) .....................      2,000,000         2,140,000
Roche Holdings, Inc. 0% 2010 LYON* (Aa2) ................................................      2,500,000         1,443,750
Sandoz Capital BVI Ltd. 2% 2002 cv. sub. notes* (cv. into Novartis AG common stock) (AAA)        500,000           832,500
                                                                                                               -----------
                                                                                                                 9,010,625
                                                                                                               -----------
HOTEL SERVICES--2.8%
Host Marriott Financial Trust 6-3/4% cv. quarterly income pfd. (NR) .....................         10,000shs        570,000
Royal Caribbean Cruises Ltd. $3.625 cv. A pfd. (Ba2) ....................................          5,000shs        552,500
Hilton Hotels Corp. 5% 2006 cv. sub. notes (Baa2) .......................................      1,500,000         1,651,875
                                                                                                               -----------
                                                                                                                 2,774,375
                                                                                                               -----------
MANUFACTURED HOUSING--2.4%
Fleetwood Capital Trust 6% cv. trust pfd.* (NR)
  (conv. into Fleetwood Enterprises, Inc. common stock) .................................         40,000shs      2,327,500
                                                                                                               -----------
OFFICE EQUIPMENT--0.9%
Xerox Credit 2-7/8% 2002 medium-term notes (A1) .........................................        750,000           870,938
                                                                                                               -----------
PARKING SERVICES--0.7%
Central Parking Financial Trust 5-1/4% trust cv. pfd.* (NR)
  (conv. into Central Parking Corp. common stock) .......................................         25,000shs        654,688
                                                                                                               -----------

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.

                                                                              PRINCIPAL
                                                                                AMOUNT           VALUE
                                                                              OR SHARES         (NOTE A)
                                                                             -----------       -----------
RETAIL--5.3%
Costco Companies, Inc. 0% 2017 cv. sub. notes* (A1) .....................    $ 1,000,000       $   668,125
Costco Companies, Inc. 0% 2017 cv. sub. notes (A1) ......................        500,000           334,063
Home Depot, Inc. 3-1/4% 2001 cv. sub. notes (A1) ........................      2,000,000         3,022,500
Rite Aid Corp. 5-1/4% 2002 cv. sub. notes* (Baa1) .......................      1,000,000         1,156,250
                                                                                               -----------
                                                                                                 5,180,938
                                                                                               -----------
TECHNOLOGY--6.2%
Microsoft Corp. 2-3/4% cv. exch. series A pfd ...........................          5,000shs        462,500
Arbor Software Corp. 4-1/2% 2005 cv. sub. notes* (NR) ...................        125,000           132,500
The Bear Stearns Companies, Inc. 6-3/4% 2000 medium-term notes* (Aa2)
  (exch. for Seagate Technology, Inc. common stock) .....................          7,500           518,025
Hewlett-Packard Co., Inc. 0% 2017 LYON* (NR) ............................      1,500,000           795,938
Morgan Stanley Dean Witter Discover & Co. 6% 1998 DECS # (A1)
  (exch. for Cisco Systems, Inc. common stock) ..........................          7,500           714,375
Morgan Stanley Dean Witter Discover & Co. 0% 2001 technology exch. note
  trust certificates* (A1) (exch. for technology basket common stocks ++)      1,000,000         1,195,625
Thermo Electron Corp. 4-1/4% 2003 cv. sub. deb.* (Ba2) ..................        750,000           874,688
Thermo Instruments Corp. 4-1/2% 2003 cv. sub. deb.* (Ba1) ...............        375,000           411,328
VLSI Technology, Inc. 8-1/4% 2005 cv. sub. notes (B) ....................      1,000,000         1,004,375
                                                                                               -----------
                                                                                                 6,109,354
                                                                                               -----------
U.S. TREASURY NOTES--0.0%
6-1/4% 3/31/99** ........................................................         25,000            25,180
                                                                                               -----------
CORPORATE SHORT-TERM NOTES--2.9%
American Express Credit Corp. 5.69% 4/2/98 (P1) .........................      2,900,000         2,898,625
                                                                                               -----------
TOTAL CONVERTIBLE BONDS AND NOTES--68.0% ................................                      $66,929,075
TOTAL CONVERTIBLE PREFERRED STOCKS--25.9% ...............................                       25,507,127
TOTAL COMMON STOCKS--1.0% ...............................................                          979,038
TOTAL CORPORATE SHORT-TERM NOTES--2.9% ..................................                        2,898,625
                                                                                               -----------
TOTAL INVESTMENTS--97.8% ................................................                       96,313,865

OTHER ASSETS AND LIABILITIES, NET--2.2% .................................                        2,131,506
                                                                                               -----------
TOTAL NET ASSETS--100.0% ................................................                      $98,445,371
                                                                                               ===========



-------------
*   Rule 144A security, may be sold only to qualified institutional buyers
#   See Note A(5)
+   Guaranteed by National Westminster Bank PLC
+++ Value reflects fair value determination made by the Board of Directors of the Company as a result of FCC financial difficulties
++  Ticker symbols: CSCO, EDS, HWP, INTC, MSFT & ORCL
**  Collateral for a letter of credit

ACES    -- Automatically convertible equity securities
ADR     -- American Depository Receipts
DECS    -- Debt exchangeable for common stock
FELINES -- Family of equity-linked income securities
GEMMS   -- Guaranteed exchangeable monetisation of multiple shares
LYON    -- Liquid yield option note
PRIDES  -- Preferred redeemable increased dividend equity securities
SAILS   -- Stock appreciation income-linked securities
STRYPES -- Structured yield product exchangeable for stock

The cost of investments for federal income tax purposes is $78,790,381 resulting in gross unrealized appreciation and depreciation of $18,986,358 and $1,462,874, respectively, or net unrealized appreciation of $17,523,484 on a tax cost basis.


                  See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES (unaudited)


                                                                        MARCH 31, 1998
                                                                        --------------
ASSETS:

Investments at value (cost $78,790,381) (Note A) .....................    $96,313,865
Cash .................................................................      1,178,737
Receivable for securities sold .......................................        645,622
Dividends and interest receivable ....................................        590,628
Prepaid insurance ....................................................         21,814
Other assets .........................................................         15,701
                                                                          -----------
Total assets .........................................................     98,766,367
                                                                          -----------

LIABILITIES:

Payable for securities purchased .....................................        297,188
Accrued management fee (Note B) ......................................          9,087
Accrued expenses .....................................................         14,717
                                                                          -----------
Total liabilities ....................................................    $   320,992
                                                                          -----------

NET ASSETS ...........................................................    $98,445,375
                                                                          ===========
NET ASSETS CONSIST OF:
Undistributed net investment income ..................................    $   558,903
Undistributed net realized gain from investment transactions .........      7,798,095
Unrealized appreciation on investments ...............................     17,523,484
Capital shares (Note C) ..............................................         78,241
Additional paid-in capital ...........................................     72,486,648
                                                                          -----------
NET ASSETS ...........................................................    $98,445,371
                                                                          ===========
Net asset value per share ($98,445,371 divided by 7,824,101
   outstanding shares) ...............................................    $     12.58
                                                                          ===========


                  See accompanying notes to financial statements.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 1998 (unaudited)

INVESTMENT INCOME (Note A)

Interest ....................................................       $ 1,132,414
Dividends ...................................................           758,277
                                                                    -----------
Total Income ................................................         1,890,691
                                                                    -----------
EXPENSES (Note B):
Management fee ..............................................           339,782
Custodian ...................................................            10,609
Transfer agent ..............................................            10,696
Professional fees ...........................................            28,626
Reports to shareholders .....................................            45,430
Directors' fees .............................................            30,050
Treasurer's office ..........................................            12,500
Listing fee .................................................            10,000
Other .......................................................            44,145
                                                                    -----------
Total Expenses ..............................................           531,838
                                                                    -----------
NET INVESTMENT INCOME .......................................       $ 1,358,853
                                                                    ===========
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions ..............         7,798,095
                                                                    -----------
Net change in unrealized appreciation of investments ........          (994,403)
                                                                    -----------
Net gain on investments .....................................         6,803,692
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........       $ 8,162,545
                                                                    ===========


                  See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED       YEAR ENDED
                                                                         MARCH 31, 1998    SEPTEMBER 30, 1997
                                                                        ----------------   ------------------
Increase in net assets from operations:
Net investment income..............................................       $  1,358,853        $  2,813,490
Net realized gain from investment transactions ....................          7,798,095          10,543,504
Net increase (decrease) in unrealized appreciation of investments .           (994,403)          8,277,974
                                                                          ------------        ------------
Net increase in net assets resulting from operations ..............          8,162,545          21,634,968
                                                                          ------------        ------------


Dividends paid from net investment income..........................         (1,258,841)         (2,796,764)
Distribution from net realized gain on investments.................        (10,545,488)         (7,057,407)
                                                                          ------------        ------------
Total Dividends....................................................        (11,804,329)         (9,854,171)
                                                                          ------------        ------------
Capital share transactions (Note C)
Value of shares issued on reinvestment of distributions ...........          7,265,578           4,680,550
Repurchase of capital shares ......................................                 --             (35,184)
                                                                          ------------        ------------
Change in net assets resulting from capital share transactions ....          7,265,578           4,645,366
                                                                          ------------        ------------
Increase in net assets ............................................          3,623,794          16,426,163

Net assets at beginning of period..................................       $ 94,821,577          78,395,414
                                                                          ------------        ------------
Net assets at end of period (including undistributed net investment
income of $558,903 and $461,274, respectively).....................        $98,445,371        $ 94,821,577
                                                                          ============        ============


                  See accompanying notes to financial statements.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.


FINANCIAL HIGHLIGHTS
Selected data for a share of common stock outstanding

                                               SIX MONTHS                     YEARS ENDED SEPTEMBER 30,
                                                  ENDED       ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:             MARCH 31, 1998+   1997        1996         1995        1994         1993
--------------------------------             --------------   -------     -------      -------     -------      -------
Net asset value, beginning of period ....        $ 13.33      $ 11.80     $ 10.76      $  9.72     $ 10.39      $  9.31
                                                 -------      -------     -------      -------     -------      -------
Net investment income ...................            .17          .40         .43          .48         .51          .53
Net realized and unrealized gain (loss) .            .73         2.59        1.37         1.30        (.58)        1.14
                                                 -------      -------     -------      -------     -------      -------
  Total from investment operations ......            .90         2.99        1.80         1.78        (.07)        1.67
Less Distributions:
Dividends from net investment income ....           (.17)        (.40)       (.47)        (.51)       (.53)        (.50)
Distributions from realized gains .......          (1.48)       (1.06)       (.29)        (.23)       (.07)        (.09)
                                                 -------      -------     -------      -------     -------      -------
  Total distributions ...................          (1.65)       (1.46)       (.76)        (.74)       (.60)        (.59)
                                                 -------      -------     -------      -------     -------      -------

Net asset value, end of period ..........          12.58        13.33       11.80        10.76        9.72        10.39
                                                 =======      =======     =======      =======     =======      =======
Net assets, end of period (000's) .......         98,445       94,822      78,395       69,769      61,316       64,457
Market price, end of period .............         12.000       11.250       9.875        9.125       8.375        9.375
Total Investment Return:
  Based on market value .................          24.01%       30.93%      17.13%       18.95%      (4.46)%      19.73%
  Based on net asset value* .............           8.10%       27.77%      17.43%       19.50%      (0.61)%      18.60%
Ratios/Supplemental Data:
Ratio of expenses to average net assets .            1.2%**       1.2%        1.2%         1.2%         1.1%        1.2%
Ratio of net investment income to average
  net assets ............................            3.0%**       3.4%        3.9%         5.0%         5.2%        5.5%
Portfolio turnover rate .................             42%          71%         70%          44%          45%         99%
Average commission rate paid ............        $ .0600      $ .0606     $ .0689

---------------
+  Unaudited
* Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.
** Annualized


                  See accompanying notes to financial statements.

PRINCIPAL PORTFOLIO CHANGES January 1, 1998 to March 31, 1998

                                                                                SHARES OR PRINCIPAL AMOUNT
                                                                        -------------------------------------------
                                                                                                            HELD AT
                                                                        ADDITIONS        REDUCTIONS         3-31-98
                                                                        ---------        ----------         -------
Affiliated Computer Services., Inc. cv. sub. notes 144A 4% 2005.          500,000                           500,000
American Bankers Insurance Group, Inc. cv. pfd. B ..............                            15,000               --
American Express Credit Corp. 1-1/8% 2003 cash exch. notes .....        1,100,000                         1,100,000
Avatar Holdings, Inc. 7% 2005 cv. sub. notes ...................          750,000                           750,000
BankAtlantic Bancorp 5-5/8% 2007 cv. sub. deb ..................          825,000                         1,680,000
BankAtlantic Bancorp 6-3/4% 2006 cv. sub. deb ..................                           700,000           50,000
Bell Atlantic Financial Services 5-3/4% 2003 cv. sub. deb. 144A          2,000,000                         2,000,000
Central Parking Finance Trust 5-1/4% trust cv. pfd 144A ........           25,000                            25,000
Ciba Geigy Corp. 6-1/4% 2016 exch. sub. deb. 144A ..............                         1,800,000               --
Clear Channel Communications, Inc. 2-5/8% 2003 sr. cv. notes ...        1,500,000                         1,500,000
Devon Financing Trust 6-1/2% trust cv. pfd. 144A ...............                            10,000               --
First Data Corp. common stock ..................................                            45,966               --
Fleetwood Capital Trust 6% trust cv. pfd. 144A .................           40,000                            40,000
HealthSouth Corp. 3-1/4% 2003 cv. sub. notes 144A ..............        1,000,000                         1,000,000
Host Marriott Financial Trust 6-3/4% cv. quarterly income pfd ..           10,000                            10,000
Ingersoll-Rand Co. 6-3/4% cv. pfd ..............................           39,500                            39,500
International CableTel, Inc. 7% 2008 cv. sub. notes ............          350,000                           750,000
International CableTel, Inc. 7-1/4% 2005 cv. sub. notes 144A ...                           600,000          750,000
Interpublic Group Cos., Inc. 1.8% 2004 cv. sub. deb. 144A ......          500,000                         1,000,000
Kapson Senior Quarters Corp. 8% cv. pfd ........................                            15,000               --
Magna International, Inc. 4-7/8% 2005 cv. sub. deb. 144A .......                           375,000               --
Mercury Air Group, Inc. 7-3/4% 2006 cv. sub. deb ...............                           375,000               --
Nabors Industries, Inc. 5% 2006 cv. sub. notes .................                           550,000               --
National Data Corp. 5% 2003 cv. sub. notes .....................          500,000                         1,500,000
Oak Industries, Inc. 4-7/8% 2008 cv. sub. notes 144A ...........                           100,000               --
Omnicom Group, Inc. 2-1/4% 2013 cv. sub. deb. 144A .............          500,000                         1,000,000
Reader's Digest 8-1/4% 2001 ACES Trust .........................           35,000           35,000               --
Republic National Bank of NY 1-7/8% 2002 cv. sr. notes .........          500,000                         2,000,000
Roche Holdings, Inc. 0% 2010 liquid yield option notes 144A ....                         1,000,000        2,500,000
Sprint Corp. 8-1/4% 2000 exch. notes ...........................                            25,000               --
Union Bank Of Switzerland Finance N.V. 2-1/2% 2001 euro. cv. deb                            500,000               --
Washington Mutual Savings Bank common stock ....................                             7,800               --

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(A) Ellsworth Convertible Growth and Income Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:



1. Security Valuation
Investments in securities traded on a national securities exchange are valued at market using the last reported sales price. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean between closing reported bid and asked prices. Where no closing prices are available, value is determined by management, with the approval of the Board of Directors.


2. Securities Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest of $5,110 was earned on cash balances held by the custodian of the Fund's assets during the six months ended March 31, 1998.


3. Federal Income Taxes
It is the policy of the Fund to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary.


4. Dividends and Distributions to Shareholders
The liability for dividends and distributions payable is recorded on the ex-dividend date.

5. Market Risk
It is the Fund's policy to invest the majority of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes in their underlying security. Thus they expose the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock. The market value of those securities was $13,733,719 at March 31, 1998, representing 14.0% of net assets.

(B) The management fee is paid to Davis-Dinsmore Management Company, investment adviser. The contract provides for payment of a monthly advisory fee, computed at an annual rate of 3/4 of 1% of the first $100,000,000 and 1/2 of 1% of the excess over $100,000,000 of the Fund's net asset value in such month. The annual fee is subject to reduction to the extent that the ordinary expenses of the Fund (excluding taxes and interest) exceed 1.5% of the first $100,000,000 and 1% of the excess over $100,000,000 of the average of the monthly net asset values of the Fund for the year.

The adviser furnishes investment advice, office equipment and facilities, and pays the salaries of all executive officers of the Fund, except that the costs associated with personnel and certain non-personnel expenses of the office of the Treasurer up to a maximum of $25,000 a year are reimbursed by the Fund. Such reimbursements amounted to $12,500 for the six months ended March 31, 1998. The officers of the Fund are also directors, officers or employees of the investment adviser, and are compensated by the investment adviser.

(C) At March 31, 1998 there were 7,824,101 shares of $.01 par value common stock outstanding (20,000,000 shares authorized). During the six months ended March 31, 1998, 713,185 shares were issued in connection with reinvestment of dividends from net investment income and capital gains, resulting in an increase in paid-in capital of $7,265,578.

 (D) Purchases and sales of investments, exclusive of corporate short-term notes, aggregated $36,983,892 and $43,674,698, respectively, for the six months ended March 31, 1998.

(E) A distribution of $.10 per share from net investment income was declared on April 27, 1998, payable May 28, 1998 to shareholders of record at the close of business May 14, 1998.

(F) The Year 2000 Issue

Like other investment companies and financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Adviser has reviewed its in-house systems and found them to be Year 2000 compliant. Assurances have been obtained from all outside service providers that they either are now compliant or will be by 1998 year-end and that they will begin testing any replacement systems in 1999. The Fund does not expect to incur any significant costs in order to address the Year 2000 issue.


Results of the 1998 Annual Shareholders Meeting

The results of the shareholder vote at the Annual Meeting of Shareholders held on January 9, 1998, were:


1. All directors nominated by management were elected for terms expiring in 2001.

                                          Votes for    Votes withheld
                                          --------     ------------
             Gordon F. Ahalt              6,116,806      113,741
             Elizabeth C. Bogan, Ph.D.    6,124,249      106,298
             Nicolas W. Platt             6,082,067      148,480

2. The selection of Coopers & Lybrand as independent accountants was ratified with 6,119,931 shares voted for, 51,136 shares voted against, and 59,480 abstained.

3. The proposal to amend the Articles of Incorporation that would give shareholders the right to tender their shares during the current fiscal year did not pass, as 1,062,871 shares voted for, 2,275,247 shares voted against, 181,955 shares abstained and 2,710,474 shares were broker non-votes.


--------------------------------------------------------------------------------
Important Factors Regarding Forward-Looking Statements

Information contained within the letter to Shareholders constitutes forward-looking statements within the meaning of the Private Securities Litigation Reform Act of 1995. Although the Company believes its expectations are based on reasonable assumptions, the Company's actual results could differ materially from its expectations. Factors which could cause actual results to differ from expectations include, among others, changes in the Federal Reserve Board's monetary policy, an increase in interest rates, inflation or taxes, changes to foreign and domestic markets in general or changes to the market for convertible securities.


--------------------------------------------------------------------------------
Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future purchase shares of Ellsworth Convertible Growth and Income Fund, Inc. Common Stock from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.

                                    DIRECTORS

                                 GORDON F. AHALT

                                WILLIAM A. BENTON

                               ELIZABETH C. BOGAN

                           THOMAS H. DINSMORE, C.F.A.

                             DONALD M. HALSTED, JR.

                               GEORGE R. LIEBERMAN

                                 DUNCAN O. MCKEE

                                JANE D. O'KEEFFE

                                NICOLAS W. PLATT


                 OFFICERS

THOMAS H. DINSMORE       Chairman of the Board

JANE D. O'KEEFFE         President

SIGMUND LEVINE           Senior Vice President
                         and Secretary

H. TUCKER LAKE           Vice President, Trading

GERMAINE M. ORTIZ        Assistant Vice President

GARY I. LEVINE           Treasurer and
                         Assistant Secretary

MERCEDES A. PIERRE       Assistant Treasurer

                               INVESTMENT ADVISOR
                        Davis-Dinsmore Management Company
                   65 Madison Ave., Morristown, NJ 07960-7308
                                   (973) 631-1177
                              http://www.bcvecf.com
                             email: info@bcvecf.com

                     SHAREHOLDER SERVICES AND TRANSFER AGENT
                              The Bank of New York
                      Shareholder Relations Department-11E
                      P.O. Box 11258, Church Street Station
                             New York, NY 10286-1258
                                 (800) 432-8224
                           http://stkxfer.bankofny.com

                              COMMON STOCK LISTING
                             American Stock Exchange
                                   Symbol: ECF



ELLSWORTH
CONVERTIBLE
GROWTH AND
INCOME FUND

[FPO LOGO]


                                      1998
                                   SEMI-ANNUAL
                                     REPORT
                                 MARCH 31, 1998


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